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                           UNITED STATES
                  SECURITIES & EXCHANGE COMMISSION
                       Washington, D.C.   20549

                             FORM 13F
                       FORM 13F COVER PAGE

Report for the Quarter Ended:       December 31, 2002

This Amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Danforth Associates, Inc.
Address: One Hollis Street
         Suite 206
         Wellesley, MA   02482

13F File Number: 28-3656

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Danforth
Title:   President
Phone:   800-443-4427
Signature, Place, and Date of Signing:

         Stuart Gould Danforth   Wellesley, MA   January 6, 2003

Report Type:

(X)      13F HOLDINGS REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                                    FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $ 95,673,459

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                           FORM 13F INFORMATION TABLE

                                                                                         DISCRETION              AUTHORITY
NAME OF ISSUER             TITLE OF CLASS     CUSIP        MARKET VALUE         SHARES   (A) SOLE    MANAGER     (C) NONE
--------------------       --------------   ---------      ------------         -------  ----------  -------     ---------
AMERISOURCBERGEN CORP.          COM         03073E105      $   352,254            6486         X         1            X

AMBAC FINANCIAL GROUP           COM         023139108      $ 1,189,138           21144         X         1            X

AMERICAN INT'L GROUP            COM         026874107      $ 2,309,082           39915         X         1            X

AMGEN INC.                      COM         031162100      $ 2,315,776           47906         X         1            X

AUTOMATIC DATA PROC.            COM         053015103      $ 2,327,579           59301         X         1            X

BANK OF AMERICA CORP.           COM         060505104      $   923,402           13273         X         1            X

BEMIS CO INC.                   COM         081437105      $ 1,851,496           37306         X         1            X

CISCO SYSTEMS                   COM         17275R102      $   961,802           73420         X         1            X

CITIGROUP INC                   COM         172967101      $ 4,263,092          121145         X         1            X

COLGATE PALMOLIVE               COM         194162103      $ 3,124,289           59589         X         1            X

EXXON MOBIL                     COM         30231G102      $ 4,538,775          129902         X         1            X

FANNIE MAE                      COM         313586109      $ 4,153,595           64567         X         1            X

FREDDIE MAC                     COM         313400301      $   918,699           15558         X         1            X

FEDEX CORP                      COM         31428X106      $   888,611           16389         X         1            X

FIRST DATA CORP                 COM         319963104      $ 1,246,077           35190         X         1            X

GENERAL ELECTRIC                COM         369604103      $ 3,936,274          161654         X         1            X

HARLEY-DAVIDSON INC             COM         412822108      $ 1,475,212           31931         X         1            X

INT'L FLAVORS & FRAGRANCES      COM         459506101      $ 1,139,065           32452         X         1            X

JOHNSON & JOHNSON               COM         478160104      $ 3,293,389           61318         X         1            X

LIZ CLAIBORNE INC               COM         539320101      $ 1,275,246           43010         X         1            X

LOWES COS.                      COM         548661107      $ 6,021,051          160561         X         1            X

MATTEL INC.                     COM         577081102      $ 1,381,921           72163         X         1            X

MEDTRONIC                       COM         585055106      $ 6,251,942          137104         X         1            X

3M COMPANY                      COM         88579y101      $ 1,930,014           15653         X         1            X

MERCK & CO                      COM         589331107      $ 2,417,360           42702         X         1            X

MICROSOFT                       COM         594918104      $ 2,039,565           39450         X         1            X

PEPSI CO INC.                   COM         713448108      $ 2,071,904           49074         X         1            X

PFIZER INC                      COM         717081103      $ 6,758,323          221077         X         1            X

PROCTER & GAMBLE CO.            COM         742718109      $ 2,492,345           29001         X         1            X

SYSCO CORP.                     COM         871829107      $ 1,708,813           57362         X         1            X

TARGET                          COM         87612E106      $ 3,317,169          110572         X         1            X

TENET HEALTHCARE CORP           COM         88033G100      $   725,700           44250         X         1            X

UNION PACIFIC CORP.             COM         907818108      $   297,494            4969         X         1            X

UNITED TECHNOLOGIES             COM         913017109      $ 1,907,256           30792         X         1            X

VIACOM INC. B NON VTG           COM         925524308      $ 1,327,390           32566         X         1            X

WALGREEN CO.                    COM         931422109      $ 5,196,199          178013         X         1            X

WAL-MART                        COM         931142103      $   994,996           19699         X         1            X

WASHINGTON MUTUAL INC.          COM         939322103      $ 2,304,463           66738         X         1            X

WELLS FARGO                     COM         949746101      $ 2,038,423           43491         X         1            X

XILINX                          COM         983919101      $   566,026           27477         X         1            X

YUM BRANDS INC.                 COM         988498101      $ 1,442,252           59548         X         1            X